Institutional | Vanguard Institutional Short-Term Bond Fund
Vanguard Institutional Short-Term Bond Fund
Investment Objective
The Fund seeks to provide a high level of current income consistent with the maintenance of principal and liquidity.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Institutional Plus Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees	Institutional Vanguard Institutional Short-Term Bond Fund Institutional Plus Shares
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Institutional Vanguard Institutional Short-Term Bond Fund Institutional Plus Shares
Management Fees	0.02%
12b-1 Distribution Fee	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.02%

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Institutional | Vanguard Institutional Short-Term Bond Fund | Institutional Plus Shares | USD ($)	2	6	11	26

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 119% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in a diversified portfolio of short-term high-quality fixed income securities. High-quality fixed income securities are those rated the equivalent of A3 or better by Moody‘s Investors Service, Inc., or another independent rating agency or, if unrated, are determined to be of comparable quality by the Fund’s advisor. (Investment-grade fixed income securities are those rated the equivalent of Baa3 and above by Moody’s or another independent rating agency or, if unrated, are determined to be of comparable quality by the Fund’s advisor.) The Fund is expected to maintain a dollar-weighted average maturity of 1 to 4 years. Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities.
Principal Risks
The Fund is designed for investors with a low tolerance for risk, but you could still lose money by investing in it. The Fund is subject to the following risks, which could affect the Fund’s performance:

• Income risk, which is the chance that the Fund’s income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Fund’s monthly income to fluctuate.

• Interest rate risk, which is the chance that bond prices will decline because of rising interest rates. Interest rate risk should be low for the Fund because it invests primarily in short-term bonds, whose prices are less sensitive to interest rate changes than are the prices of longer-term bonds.

• Credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. Credit risk should be low for the Fund because it invests primarily in bonds that are considered high-quality.

• Liquidity risk, which is the chance that the Fund may not be able to sell a security in timely manner at a desired price. Liquidity risk is generally low for short-term corporate bonds.

• Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

• Derivatives risk. The Fund may invest in derivatives, which may involve risks different from, and possibly greater than, those of investments directly in the underlying securities or assets.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The Fund is the successor to VFTC Short-Term Bond Trust (the predecessor trust), a collective trust managed by Vanguard Fiduciary Trust Company, an affiliate of The Vanguard Group, Inc. The predecessor trust commenced operations on December 7, 2004. The predecessor trust transferred its assets to the Fund in connection with the Fund’s commencement of operations on or about June 19, 2015. The performance of the Fund’s Institutional Plus Shares includes the performance of the predecessor trust prior to the commencement of the Fund’s operations. The performance of the predecessor trust has not been adjusted to reflect the expenses of the Fund’s Institutional Plus Shares. If the performance of the predecessor trust was adjusted to reflect the expenses of the Fund’s Institutional Plus Shares, the predecessor trust’s performance would have been lower. The Fund is managed with the same investment objective, strategies, policies, and risks as the predecessor trust. The predecessor trust was not an investment company and, therefore, was not subject to certain investment restrictions imposed on investment companies by the Investment Company Act of 1940. If the predecessor trust had been an investment company, its performance may have been different. The after-tax returns reflected in the following table include those of the predecessor trust prior to the commencement of the Fund’s operations. Unlike the Fund, the predecessor trust was not operated as a regulated investment company for U.S. federal income tax purposes, and thus was not required to make periodic distributions to its shareholders. If the predecessor trust had been operated as a regulated investment company, the after-tax returns for the periods prior to the Fund’s commencement of operations would have been different from the after-tax returns reflected in the table.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Current shareholders can obtain updated performance information by calling Vanguard toll-free at 800-662-7447.
Annual Total Returns — Vanguard Institutional Short-Term Bond Fund Institutional Plus Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 2.77% (quarter ended June 30, 2009), and the lowest return for a quarter was –1.79% (quarter ended September 30, 2008).
Average Annual Total Returns for Periods Ended December 31, 2016
Average Annual Total Returns - Institutional - Vanguard Institutional Short-Term Bond Fund	1 Year	5 Years	10 Years
Institutional Plus Shares	1.66%	1.28%	2.74%
Institutional Plus Shares | Return After Taxes on Distributions	1.01%	1.09%	2.64%
Institutional Plus Shares | Return After Taxes on Distributions and Sale of Fund Shares	0.95%	0.90%	2.10%
Bloomberg Barclays U.S. 1-3 Years Government/Credit ex Baa Index (reflects no deduction for fees, expenses, or taxes)	1.05%	0.80%	2.32%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.